Lease obligations	12 Months Ended
Dec. 31, 2020
Lease obligations

The Group has operating leases primarily for office space. The Group’s leases have remaining lease terms of several months to two years.

The components of lease expense are as follows:

	Years ended December 31,
	2020	2019
	US$’000	US$’000

Operating lease cost	257	193
Short-term lease cost	64	153

Total lease cost	321	346

Supplemental consolidated cash flow information related to leases is as follows:

	Years ended December 31,
	2020	2019
	US$’000	US$’000

Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	195	346

Right-of-use assets obtained in exchange for lease obligations (noncash):
Operating leases	-	460

Supplemental consolidated balance sheet information related to leases is as follows:

	December 31,
	2020	2019
	US$’000	US$’000

Operating leases
Operating lease right-of-use assets	233	406

Current portion of long-term operating lease obligations	118	170
Long-term operating lease obligations, net of current maturities	94	216

	212	386
Total operating lease liabilities

Weighted average remaining lease term
Operating leases	16 months	27 months

Weighted average discount rate
Operating leases	5%	5%

Maturities of lease liabilities are as follows:

Operating leases
US$’000

Year ending December 31,
2021	144
2022	102

Total lease payments	246
Less: imputed interest	(34)

Total	212

ZHEJIANG TIANLAN
Lease obligations

The Group has finance leases primarily for equipment.

The components of lease expense are as follows:

	Years ended December 31,
	2020	2019
	RMB’000	RMB’000

Finance lease cost:
Amortization of right-of-use assets	5,837	4,347
Interest on lease liabilities included under cost of revenue and selling and administrative expenses	1,244	2,214
Total finance lease cost	7,081	6,561

Supplemental consolidated cash flow information related to leases is as follows:

	Years ended December 31,
	2020	2019
	RMB’000	RMB’000

Cash paid for amounts included in the measurement of lease liabilities:

Finance cash flows from finance leases	11,263	29,668
Right-of-use assets obtained in exchange for lease obligations (noncash):
Finance leases	-	-

Supplemental consolidated balance sheet information related to leases is as follows:

	December 31,
	2020	2019
	RMB’000	RMB’000

Finance leases
Property, plant and equipment, at cost	-	121,208
Accumulated depreciation and impairment losses	-	(71,508)

Property, plant and equipment, net	-	49,700

Current maturities of long-term debt	-	25,785
Total finance lease liabilities	-	25,785

Weighted average remaining lease term
Finance leases	-	1 year

Weighted average discount rate
Finance leases	5.9%	5.9%